Mobile Financial Services activities - Book value of financial liabilities (Details) - Orange Bank Operating Segment Member - Operating segments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (3,173)	€ (3,143)	€ (3,188)
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities			(3,188)
Fair value of financial liabilities related to Orange Bank's activities			(3,188)
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities			€ (3,188)
Financial liabilities at amortised cost, category [member] | Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	(3,173)	(3,143)
Fair value of financial liabilities related to Orange Bank's activities	(3,173)	(3,143)
Financial liabilities at amortised cost, category [member] | Debts [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Fair value of financial liabilities related to Orange Bank's activities	€ (3,173)	€ (3,143)